PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in other provisions [abstract]
Beginning balance	€ 111	€ 117
Allowance	9	6
Amounts used	(4)	(7)
Unused amounts reversed	(6)	(4)
Unwinding of discounts and change in discount rates	(4)	(5)
Effects of changes in foreign exchange rates	1	4
Ending balance	107	111
Of which current	18	21
Of which non-current	89	90
Total provisions	107	111
Close down and environmental remediation costs
Changes in other provisions [abstract]
Beginning balance	86	88
Allowance	8	3
Amounts used	(3)	(3)
Unused amounts reversed	(2)	0
Unwinding of discounts and change in discount rates	(4)	(5)
Effects of changes in foreign exchange rates	1	3
Ending balance	86	86
Of which current	10	12
Of which non-current	76	74
Total provisions	86	86
Restructuring costs
Changes in other provisions [abstract]
Beginning balance	0	2
Allowance	0	0
Amounts used	0	(2)
Unused amounts reversed	0	0
Unwinding of discounts and change in discount rates	0	0
Effects of changes in foreign exchange rates	0	0
Ending balance	0	0
Of which current	0	0
Of which non-current	0	0
Total provisions	0	0
Legal claims and other costs
Changes in other provisions [abstract]
Beginning balance	25	27
Allowance	1	3
Amounts used	(1)	(2)
Unused amounts reversed	(4)	(4)
Unwinding of discounts and change in discount rates	0	0
Effects of changes in foreign exchange rates	0	1
Ending balance	21	25
Of which current	8	9
Of which non-current	13	16
Total provisions	€ 21	€ 25